Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2016	Oct. 28, 2016
Document And Entity Information
Entity Registrant Name	Adama Technologies Corp
Entity Central Index Key	0001422222
Document Type	10-Q/A
Document Period End Date	Sep. 30, 2016
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This amended quarterly report is filed to correct certain errors in shell company check box which is not shown in previous filed for the Nine month ended September 30, 2016.
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		328,851,197
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2016